UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-09607

        Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

5966 South Dixie Highway, Suite 300

        South Miami, FL 33143

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

5966 South Dixie Highway, Suite 300

       South Miami, FL 33143

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders of each Fund are attached herewith.

Annual Shareholder Report: November 30, 2025

The Fairholme Fund

Ticker: FAIRX

This annual shareholder report contains important information about The Fairholme Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Fund	$87	0.80%

How did the Fund perform during the last year?

For the fiscal year ended November 30, 2025, the Fund returned 17.50% compared to 15.00% for the S&P 500. The Fund’s performance during the period was tied significantly to the change in The St. Joe Company’s (“St. Joe’s”) market value, which totaled 77.9% of Fund assets as of November 30, 2025. St. Joe’s reported earnings per share increased by over 50% for the first nine months of 2025 as compared to the first nine months of 2024.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The graph shows the performance of a hypothetical $10,000 investment over the 10-year period ended November 30, 2025.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

	The Fairholme Fund	S&P 500 Index
2015	$10,000	$10,000
2016	$11,893	$10,806
2017	$10,032	$13,278
2018	$8,542	$14,111
2019	$10,439	$16,384
2020	$13,903	$19,244
2021	$16,064	$24,617
2022	$13,574	$22,350
2023	$17,512	$25,443
2024	$18,242	$34,066
2025	$21,435	$39,175

Average Annual Total Returns (as of November 30, 2025)

AATR	1 Year	5 years	10 years
The Fairholme Fund	17.50%	9.04%	7.92%
S&P 500 Index	15.00%	15.28%	14.63%

Fund Statistics

Net Assets	$1,263,938,263
# of Portfolio Holdings	13
Portfolio Turnover Rate	1.21%
Advisory Fees Paid	$8,635,901

What are the Fund's Holdings?

The following table and graphs show the Fund's holdings as of  November 30, 2025. Figures are expressed as percentages of the Fund's net assets.

Top Holdings

The St. Joe Co.	77.9%
Enterprise Products Partners LP	7.7%
Imperial Metals Corp.	2.3%
Bank OZK	1.0%
Federal National Mortgage Association	0.3%
Energy Transfer LP	0.2%
Natural Resource Partners LP	0.1%

Sector Weightings

Value	Value
Coal & Consumable Fuels	0.1%
Mortgage Finance	0.3%
Regional Banks	1.0%
Metals & Mining	2.3%
Oil & Gas Storage & Transportation	7.9%
Cash and Cash Equivalents	10.4%
Real Estate Management & Development	77.9%

Asset Weightings

Value	Value
Domestic Equity Securities	86.9%
U.S. Government Obligations	9.9%
Foreign Equity Securities	2.3%
Money Market Funds	0.5%
Domestic Preferred Equity Securities	0.3%
Other Assets in Excess of Liabilities	0.1%

Where can I find additional information about the Fund?

Scan the QR code below or visit www.fairholmefunds.com/prospectus for additional information about the Fund, including the Fund's prospectus, financial information, portfolio holdings and proxy voting information.

Fairholme Funds, Inc.

P.O. Box 534443

Pittsburgh, PA 15253-4443

(866) 202-2263

Annual Shareholder Report: November 30, 2025

The Fairholme Fund

Ticker: FAIRX

Annual Shareholder Report: November 30, 2025

The Fairholme Focused Income Fund

Ticker: FOCIX

This annual shareholder report contains important information about The Fairholme Focused Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Focused Income Fund	$81	0.80%

How did the Fund perform during the last year?

For the year ended November 30, 2025, the Fund returned 3.56% compared to 5.70% for the Bloomberg U.S. Aggregate Bond Index. Fund performance differed from Index performance because the Fund invested in a limited number of securities and held significant amounts of cash and cash equivalents, which totaled 42.9% of Fund assets as of November 30, 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The graph shows the performance of a hypothetical $10,000 investment over the 10-year period ended November 30, 2025.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

	The Fairholme Focused Income Fund	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$12,277	$10,217
2017	$11,866	$10,546
2018	$11,369	$10,404
2019	$12,106	$11,527
2020	$12,321	$12,366
2021	$12,834	$12,224
2022	$14,284	$10,654
2023	$15,541	$10,780
2024	$18,795	$11,521
2025	$19,464	$12,178

Average Annual Total Returns (as of November 30, 2025)

AATR	1 Year	5 years	10 years
The Fairholme Focused Income Fund	3.56%	9.58%	6.89%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%

Fund Statistics

Net Assets	$210,083,986
# of Portfolio Holdings	17
Portfolio Turnover Rate	3.95%
Advisory Fees Paid	$1,669,308

What are the Fund's Holdings?

The following table and graphs show the Fund's holdings as of  November 30, 2025. Figures are expressed as percentages of the Fund's net assets.

Top Holdings

Enterprise Products Partners LP	31.8%
Bank OZK	11.1%
W. R. Berkley Corp.	6.9%
Federal Home Loan Mortgage Corp.	3.1%
CF Industries Holdings, Inc.	1.8%
Target Corp.	1.0%
Occidental Petroleum Corp.	0.8%
Diamondback Energy, Inc.	0.3%
EOG Resources, Inc.	0.1%
Chevron Corp.	0.1%

Sector Weightings

Value	Value
Oil & Gas Exploration & Production	0.4%
Integrated Oil & Gas	1.0%
Consumer Staples Merchandise Retail	1.0%
Fertilizers & Agricultural Chemicals	1.8%
Mortgage Finance	3.1%
Property & Casualty Insurance	6.9%
Regional Banks	11.1%
Oil & Gas Storage & Transportation	31.8%
Cash and Cash Equivalents	42.9%

Asset Weightings

Value	Value
Domestic Equity Securities	54.0%
U.S. Government Obligations	40.4%
Domestic Preferred Equity Securities	3.1%
Money Market Funds	2.5%
Liabilities in Excess of Other Assets	(0.0)%

Where can I find additional information about the Fund?

Scan the QR code below or visit www.fairholmefunds.com/prospectus for additional information about the Fund, including the Fund's prospectus, financial information, portfolio holdings and proxy voting information.

Fairholme Funds, Inc.

P.O. Box 534443

Pittsburgh, PA 15253-4443

(866) 202-2263

Annual Shareholder Report: November 30, 2025

The Fairholme Focused Income Fund

Ticker: FOCIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code of Ethics”).

(b)	Reserved.

(c)	During the period covered by this report, there were no substantive amendments to the provisions of the Code of Ethics.

(d)	The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) Steven J. Gilbert is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3(a)(2) of Form N-CSR.

3(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audits of the annual financial statements of each series of the registrant or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $123,755 in 2024 and $128,535 in 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the financial statements of each series of the registrant and are not reported under paragraph (a) of this Item were $0 in 2024 and $0 in 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $32,655 in 2024 and $0 in 2025. These fees relate to the preparation and review of the various tax forms of each series of the registrant and also for the review of the dividend and distributions of each series of the registrant.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2024 and $0 in 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee has adopted policies and procedures that require the pre-approval by the audit committee of all audit and non-audit services to the registrant by the registrant’s principal accountant, including services provided to any entity affiliated with the registrant to the extent that such services are directly related to the operations or financial reporting of the registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not Applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 in 2024 and $0 in 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form or is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

November 30, 2025

Shares		Value

	DOMESTIC EQUITY SECURITIES — 86.9%

	COAL & CONSUMABLE FUELS — 0.1%
12,000	Natural Resource Partners LP	$1,262,100

	OIL & GAS STORAGE & TRANSPORTATION — 7.9%
166,600	Energy Transfer LP	2,783,886
2,953,100	Enterprise Products Partners LP	96,684,494

		99,468,380

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 77.9%
16,324,624	The St. Joe Co.(a)	984,864,566

	REGIONAL BANKS — 1.0%
265,700	Bank OZK	12,227,514

TOTAL DOMESTIC EQUITY SECURITIES (COST $457,501,715)		1,097,822,560

	FOREIGN EQUITY SECURITIES — 2.3%

	CANADA — 2.3%

	METALS & MINING — 2.3%
5,445,413	Imperial Metals Corp.(b)	29,614,754

TOTAL FOREIGN EQUITY SECURITIES (COST $40,388,813)		29,614,754

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.3%

	MORTGAGE FINANCE — 0.3%
170,000	Federal National Mortgage Association 5.100%, Series E(b)	$4,080,000

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $639,200)		4,080,000

Principal

	U.S. GOVERNMENT OBLIGATIONS — 9.9%

	U.S. Treasury Bills
$ 25,000,000	3.900%, 12/02/2025(c)	24,997,274
30,000,000	3.870%, 12/09/2025(c)	29,974,065
25,000,000	3.801%, 12/16/2025(c)	24,959,328
30,000,000	3.849%, 12/23/2025(c)	29,928,524
15,000,000	3.854%, 12/30/2025(c)	14,953,162

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $124,815,441)		124,812,353

Shares

	MONEY MARKET FUNDS — 0.5%

5,899,432	Fidelity Investments Money Market Treasury Portfolio - Class I, 3.83%(d)	5,899,432

TOTAL MONEY MARKET FUNDS (COST $5,899,432)		5,899,432

TOTAL INVESTMENTS — 99.9% (COST $629,244,601)		1,262,229,099
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	1,709,164

NET ASSETS — 100.0%		$1,263,938,263

(a)	Affiliated Company. See Note 7.
(b)	Non-income producing security.
(c)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)	Annualized based on the 1-day yield as of November 30, 2025.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2025

Assets

Investments, at Fair Value:

Unaffiliated Issuers (Cost – $235,015,565)	$277,364,533

Affiliated Issuers (Cost – $394,229,036)	984,864,566

Dividends and Interest Receivable	2,633,117

Receivable for Capital Shares Sold	3,475

Total Assets	1,264,865,691

Liabilities

Accrued Management Fees	807,522

Payable for Capital Shares Redeemed	119,906

Total Liabilities	927,428

NET ASSETS	$1,263,938,263

Net Assets consist of:

Paid-In Capital	$1,370,943,149

Total Accumulated Losses	(107,004,886)

NET ASSETS	$1,263,938,263

Shares of Common Stock Outstanding* ($0.0001 par value)	32,700,635

Net Asset Value, Offering and Redemption Price Per Share ($1,263,938,263 / 32,700,635 shares)	$38.65

* 700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2025
Investment Income

Interest — Unaffiliated Issuers	$5,787,068

Dividends — Unaffiliated Issuers	340,385

Dividends — Affiliated Issuers	9,701,284

Total Investment Income	15,828,737

Expenses

Management Fees	10,794,876

Total Expenses	10,794,876

Less: Voluntary Reduction of Management Fees	(2,158,975)

Net Expenses	8,635,901

Net Investment Income	7,192,836

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions

Net Realized Gain on:

Investments - Unaffiliated Issuers*	1,757,511

Investments - Affiliated Issuers	16,988,259

Foreign Currency Related Transactions	13,485

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations:

Unaffiliated Investments	25,285,306

Affiliated Investments	132,219,956

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	176,264,517

NET INCREASE IN NET ASSETS FROM OPERATIONS	$183,457,353

*	Realized gain includes $675,118 related to amounts received from class action settlements for securities previously held by the Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$7,192,836	$7,543,731
Net Realized Gain on Investments and Foreign Currency Related Transactions	18,759,255	38,817,479
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	157,505,262	10,945,920

Net Increase in Net Assets from Operations	183,457,353	57,307,130

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(7,543,988)	(5,746,264)

From Capital Share Transactions
Proceeds from Sale of Shares	19,218,802	9,234,433
Shares Issued in Reinvestment of Dividends and Distributions	4,342,328	3,488,667
Cost of Shares Redeemed	(138,018,030)	(113,240,079)
Redemption Fees	18,543	33,271

Net Decrease in Net Assets from Shareholder Activity	(114,438,357)	(100,483,708)

NET ASSETS
Net Increase (Decrease) in Net Assets	61,475,008	(48,922,842)
Net Assets at Beginning of Year	1,202,463,255	1,251,386,097

Net Assets at End of Year	$1,263,938,263	$1,202,463,255

SHARES TRANSACTIONS
Issued	608,607	268,132
Reinvested	142,185	101,121
Redeemed	(4,358,512)	(3,248,407)

Net Decrease in Shares	(3,607,720)	(2,879,154)
Shares Outstanding at Beginning of Year	36,308,355	39,187,509

Shares Outstanding at End of Year	32,700,635	36,308,355

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,

	2025		2024		2023		2022		2021
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR	$33.12		$31.93		$24.75		$29.29		$25.35

Investment Operations
Net Investment Income (Loss)(1)	0.21		0.20		0.14		0.02		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	5.53		1.14		7.04		(4.56)		4.01

Total from Investment Operations	5.74		1.34		7.18		(4.54)		3.94

Dividends and Distributions
From Net Investment Income	(0.21)		(0.15)		—		—		—

Total Dividends and Distributions	(0.21)		(0.15)		—		—		—

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF YEAR	$38.65		$33.12		$31.93		$24.75		$29.29

TOTAL RETURN	17.50%		4.17%		29.01%		(15.50)%		15.54%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$1,263,938		$1,202,463		$1,251,386		$1,057,564		$1,348,318
Ratio of Gross Expenses to Average Net Assets	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(3)	0.80	%(3)	0.80	%(3)	0.80	%(3)	0.80	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67%		0.57%		0.47%		0.06%		(0.25)%
Portfolio Turnover Rate	1.21%		2.97%		2.72%		2.54%		8.84%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), interests in publicly traded partnerships, business trust shares, interests in real estate investment trusts, rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 — significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2025, is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 11/30/25
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$1,097,822,560	$—	$—	$1,097,822,560
Foreign Equity Securities*	29,614,754	—	—	29,614,754
Domestic Preferred Equity Securities*	4,080,000	—	—	4,080,000
U.S. Government Obligations	—	124,812,353	—	124,812,353
Money Market Funds	5,899,432	—	—	5,899,432

TOTAL INVESTMENTS	$1,137,416,746	$124,812,353	$—	$1,262,229,099

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at November 30, 2025 or November 30, 2024.

Segment Reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund represents a single operating segment and the Chief Investment Officer of the Manager acts as the segment’s CODM. The Fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund’s financial statements.

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to the Fund, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the fiscal years ended November 31, 2025 and November 30, 2024, amounted to $18,543 and $33,271, respectively.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $8,635,901 from the Fund for its services during the fiscal year ended November 30, 2025.

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board. As of November 30, 2025, Mr. Berkowitz and his affiliates owned an aggregate 12,950,904 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the fiscal year ended November 30, 2025, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$11,574,000	$66,858,352

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2025, were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)

$630,671,173	$643,761,645	$(12,203,719)	$631,557,926

The difference between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, capitalized cost and basis adjustments on investments in partnerships.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$7,242,103
Capital Loss carryforwards	(745,804,915)
Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Related Transactions	631,557,926

Total	$(107,004,886)

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2025, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$745,804,915

Total	$745,804,915

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by The Fairholme Fund were as follows:

	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	November 30,	November 30,
	2025	2024
Dividends and Distributions paid from:
Ordinary Income	$7,543,988	$5,746,264

The Fund declared and made payable the following distributions on December 12, 2025:

Dividends and Distributions paid from:

Ordinary Income	$7,242,370

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held by the Fund as of November 30, 2025 amounted to $984,864,566, representing approximately 77.92% of the Fund’s net assets.

Transactions in the Fund during the fiscal year ended November 30, 2025, in which the issuer of the security was an affiliate are as follows:

	November 30, 2024	Gross Additions	Gross Deductions	November 30, 2025
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income	Change in Unrealized Appreciation/ Depreciation
The St. Joe Co.	17,351,224	—	1,026,600	16,324,624	$984,864,566	$16,988,259	$9,701,284	$132,219,956

Total					$984,864,566	$16,988,259	$9,701,284	$132,219,956

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 9. Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of The Fairholme Fund and the Board of Directors of Fairholme Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Fund (the “Fund”), one of the funds constituting Fairholme Funds, Inc., as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 26, 2026

We have served as the auditor of one or more Fairholme Funds, Inc. investment companies since 2004.

THE FAIRHOLME FUND

ADDITIONAL INFORMATION

November 30, 2025

Shareholder Tax Information (unaudited)

The Fund reported $7,543,988 of total distributions paid during the fiscal year ended November 30, 2025.

The information below is reported for the Fund’s fiscal year and not calendar year. Therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2025, the percentages of ordinary income distributions paid by the Fund were reported as follows:

Qualified Dividend Income for Individuals	100.00%

Dividends Qualifying for the Dividends Received Deduction for Corporations	100.00%

Qualifying Interest Income	36.45%

U.S. Treasury Securities	31.94%

Section 163(j) Interest Dividend	36.45%

* The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All information reported is based on financial information available as of the date of this annual report and, accordingly, is subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2025

Shares		Value

	DOMESTIC EQUITY SECURITIES — 54.0%

	CONSUMER STAPLES MERCHANDISE RETAIL — 1.0%
23,000	Target Corp.	$2,084,260

	FERTILIZERS & AGRICULTURAL CHEMICALS — 1.8%
49,000	CF Industries Holdings, Inc.	3,856,300

	INTEGRATED OIL & GAS — 1.0%
1,000	Chevron Corp.	151,130
1,000	Exxon Mobil Corp.	115,920
42,100	Occidental Petroleum Corp.	1,768,200

		2,035,250

	OIL & GAS EXPLORATION & PRODUCTION — 0.4%
4,000	Diamondback Energy, Inc.	610,360
2,000	EOG Resources, Inc.	215,700

		826,060

	OIL & GAS STORAGE & TRANSPORTATION — 31.8%
2,038,000	Enterprise Products Partners LP	66,724,120

	PROPERTY & CASUALTY INSURANCE — 6.9%
187,650	W. R. Berkley Corp.	14,578,528

	REGIONAL BANKS — 11.1%
507,800	Bank OZK	23,368,956

TOTAL DOMESTIC EQUITY SECURITIES (COST $72,794,142)		113,473,474

	DOMESTIC PREFERRED EQUITY SECURITIES — 3.1%

	MORTGAGE FINANCE — 3.1%
298,800	Federal Home Loan Mortgage Corp. 5.100%, Series H(a)	6,498,900

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,016,900)		6,498,900

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 40.4%
	U.S. Treasury Bills
$ 20,000,000	3.900%, 12/02/2025(b)	$19,997,819
15,000,000	3.870%, 12/09/2025(b)	14,987,033
15,000,000	3.801%, 12/16/2025(b)	14,975,597
20,000,000	3.849%, 12/23/2025(b)	19,952,349
15,000,000	3.854%, 12/30/2025(b)	14,953,162

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $84,868,048)		84,865,960

Shares

	MONEY MARKET FUNDS — 2.5%

5,345,233	Fidelity Investments Money Market Treasury Portfolio - Class I, 3.83%(c)	5,345,233

TOTAL MONEY MARKET FUNDS (COST $5,345,233)		5,345,233

TOTAL INVESTMENTS — 100.0% (COST $165,024,323)		210,183,567
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%	(99,581)

NET ASSETS — 100.0%		$210,083,986

(a)	Non-income producing security.
(b)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Annualized based on the 1-day yield as of November 30, 2025.

The accompanying notes are an integral part of the financial statements.

1

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2025

Assets

Investments, at Fair Value (Cost — $165,024,323)	$210,183,567

Dividends and Interest Receivable	41,742

Receivable for Capital Shares Sold	17,955

Total Assets	210,243,264

Liabilities

Accrued Management Fees	136,278

Payable for Capital Shares Redeemed	23,000

Total Liabilities	159,278

NET ASSETS	$210,083,986

Net Assets consist of:

Paid-In Capital	$174,816,009

Total Accumulated Gains	35,267,977

NET ASSETS	$210,083,986

Shares of Common Stock Outstanding* ($0.0001 par value)	14,311,318

Net Asset Value, Offering and Redemption Price Per Share ($210,083,986 / 14,311,318 shares)	$14.68

* 20,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

2

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2025
Investment Income

Interest	$4,175,067

Dividends	1,228,295

Total Investment Income	5,403,362

Expenses

Management Fees	2,086,635

Total Expenses	2,086,635

Less: Voluntary Reduction of Management Fees	(417,327)

Net Expenses	1,669,308

Net Investment Income	3,734,054

Realized and Unrealized Gain on Investments

Net Realized Gain on Investments	110,976

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	3,178,783

Net Realized and Unrealized Gain (Loss) on Investments	3,289,759

NET INCREASE IN NET ASSETS FROM OPERATIONS	$7,023,813

The accompanying notes are an integral part of the financial statements.

3

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024
CHANGES IN NET ASSETS
From Operations

Net Investment Income	$3,734,054	$5,330,384
Net Realized Gain on Investments and Foreign Currency Related Transactions	110,976	5,022,177
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,178,783	29,220,838

Net Increase in Net Assets from Operations	7,023,813	39,573,399

From Dividends and Distributions to Shareholders

Net Decrease in Net Assets from Dividends and Distributions	(3,892,936)	(6,600,066)

From Capital Share Transactions

Proceeds from Sale of Shares	12,039,958	17,686,311

Shares Issued in Reinvestment of Dividends and Distributions	1,977,448	3,062,487

Cost of Shares Redeemed	(25,959,028)	(43,561,492)

Net Decrease in Net Assets from Shareholder Activity	(11,941,622)	(22,812,694)

NET ASSETS

Net Increase (Decrease) in Net Assets	(8,810,745)	10,160,639

Net Assets at Beginning of Year	218,894,731	208,734,092

Net Assets at End of Year	$210,083,986	$218,894,731

SHARES TRANSACTIONS

Issued	848,481	1,361,512

Reinvested	138,684	240,570

Redeemed	(1,832,884)	(3,372,084)

Net Decrease in Shares	(845,719)	(1,770,002)

Shares Outstanding at Beginning of Year	15,157,037	16,927,039

Shares Outstanding at End of Year	14,311,318	15,157,037

The accompanying notes are an integral part of the financial statements.

4

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2025		2024		2023		2022		2021
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR	$14.44		$12.33		$11.62		$10.62		$10.31

Investment Operations
Net Investment Income(1)	0.26		0.33		0.26		0.10		0.13
Net Realized and Unrealized Gain on Investments	0.24		2.19		0.74		1.08		0.30

Total from Investment Operations	0.50		2.52		1.00		1.18		0.43

Dividends and Distributions
From Net Investment Income	(0.26)		(0.41)		(0.29)		(0.18)		(0.12)

Total Dividends and Distributions	(0.26)		(0.41)		(0.29)		(0.18)		(0.12)

NET ASSET VALUE, END OF YEAR	$14.68		$14.44		$12.33		$11.62		$10.62

TOTAL RETURN	3.56%		20.94%		8.80%		11.30%		4.16%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$210,084		$218,895		$208,734		$170,547		$118,887
Ratio of Gross Expenses to Average Net Assets	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(2)	0.80	%(2)	0.80	%(2)	0.80	%(2)	0.80	%(2)
Ratio of Net Investment Income to Average Net Assets	1.79%		2.57%		2.20%		0.89%		1.20%
Portfolio Turnover Rate	3.95%		47.45%		53.48%		46.25%		118.05%

(1)	Based on average shares outstanding.
(2)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

5

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock of issuers in the U.S. and foreign countries, interests in publicly traded partnerships, and interests in real estate investment trusts. Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

6

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2025, is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 11/30/25
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$113,473,474	$—	$—	$113,473,474
Domestic Preferred Equity Securities*	6,498,900	—	—	6,498,900
U.S. Government Obligations	—	84,865,960	—	84,865,960
Money Market Funds	5,345,233	—	—	5,345,233

TOTAL INVESTMENTS	$125,317,607	$84,865,960	$—	$210,183,567

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at November 30, 2025 or November 30, 2024.

Segment Reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM)

7

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund represents a single operating segment and the Chief Investment Officer of the Manager acts as the segment’s CODM. The Fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund’s financial statements.

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

8

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

The Manager earned, after the voluntary reduction of the management fees, $1,669,308 from the Fund for its services during the fiscal year ended November 30, 2025.

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors. As of November 30, 2025, Mr. Berkowitz and his affiliates owned an aggregate 5,222,114 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the fiscal year ended November 30, 2025, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$10,480,137	$4,376,889

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2025, were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)

$165,075,649	$45,648,397	$(540,479)	$45,107,918

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost and basis adjustments on investments in partnerships.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$619,328
Capital Loss carryforwards	(10,459,269)
Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Related Transactions	45,107,918

Total	$35,267,977

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2025, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$10,459,269

Total	$10,459,269

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2025

Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024
Dividends and Distributions paid from:
Ordinary Income	$3,892,936	$6,600,066

The Fund declared and made payable the following distributions on December 12, 2025:

Dividends and Distributions paid from:
Ordinary Income	$887,998

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 8. Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of The Fairholme Focused Income Fund and the Board of Directors of Fairholme Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Focused Income Fund (the “Fund”), one of the funds constituting Fairholme Funds, Inc., as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 26, 2026

We have served as the auditor of one or more Fairholme Funds, Inc. investment companies since 2004.

11

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

November 30, 2025

Shareholder Tax Information (unaudited)

The Fund reported $3,892,936 of total distributions paid during the fiscal year ended November 30, 2025.

The information below is reported for the Fund’s fiscal year and not calendar year. Therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2025, the percentages of ordinary income distributions paid by the Fund were reported as follows:

Qualified Dividend Income for Individuals	31.63%
Dividends Qualifying for the Dividends Received Deduction for Corporations	31.98%
Qualifying Interest Income	75.27%
U.S. Treasury Securities	75.19%
Section 163(j) Interest Dividend	82.88%

* The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All information reported is based on financial information available as of the date of this annual report and, accordingly, is subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

12

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies. (Unaudited)

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Not applicable.

Pursuant to its obligations under the Investment Management Agreement with the Fairholme Fund, Fairholme Capital Management, L.L.C., the investment adviser to the Fairholme Fund, pays the compensation of Directors who are entitled to receive compensation from the Fairholme Fund.

Pursuant to its obligations under the Investment Management Agreement with the Fairholme Focused Income Fund, Fairholme Capital Management, L.L.C., the investment adviser to the Fairholme Focused Income Fund, pays the compensation of Directors who are entitled to receive compensation from the Fairholme Focused Income Fund.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

Approval of Investment Management Agreement – The Fairholme Fund

At its meeting on October 23, 2025, the Board of Directors (the “Board” or the “Directors”) of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement (the

“Agreement”) between the Company, on behalf of The Fairholme Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In determining whether to approve the renewal of the Agreement, the Directors reviewed and considered the factors discussed below, among others, based on their review of the Fund over the course of the year, their requests for information made available to them at and in connection with the meeting relating to such factors, and other information the Directors deemed relevant. The Directors’ review left them satisfied that the Manager had provided responses to the requests for information adequate to allow for an informed decision regarding renewal of the Agreement. Although each individual Director may have attributed different weights to various factors, the Directors did not identify any particular information that was all-important or controlling.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the services performed by the Manager for the Fund pursuant to the Agreement. The Directors reviewed information concerning the nature, extent and quality of investment advisory and operational services provided, or overseen, by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager and the Manager’s current and planned staffing levels. The Directors also considered information describing the Manager’s compliance policies and procedures, including its ongoing reviews of and updates to those policies. They also discussed the Manager’s ongoing reviews of policies designed to address the Fund’s compliance with its investment objective, policies and restrictions, applicable regulatory requirements and potential conflicts of interest relating to the Manager providing services to the Fund and other advisory clients.

The Directors determined that it would not be appropriate to compare services provided by the Manager to the Fund with the services provided by the Manager to its other advisory accounts because such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund, and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund were appropriate and sufficient to support renewal of the Agreement.

B. Investment Performance

The Directors considered information regarding the Fund’s performance and the Manager’s views on such performance. The Directors also considered the holdings of the Fund that had contributed to and detracted from its performance, and the Manager’s views of the investment rationale and outlook for the Fund’s portfolio. They also discussed the Manager’s long-term, focused investment approach.

The Directors considered information about the short- and long-term investment performance of the Fund, including information comparing the Fund’s cumulative and annualized performance with the performance of the S&P 500 Index, its benchmark, for the 1-year, 3-year, 5-year, 10-year and since-inception periods ended August 31, 2025. The Directors also reviewed and considered a report from Broadridge comparing the Fund’s annualized performance with the annualized performance of its Broadridge peer group for the 1-year, 3-year, 5-year, 10-year, and since-inception periods ended August 31, 2025. They noted that the Fund’s annualized performance for the 3-year, 5-year, and since-inception periods ended August 31, 2025 exceeded both the average and median annualized performance of its Broadridge peer group, but the Fund’s annualized performance for the 1-year and 10-year periods ended August 31, 2025 lagged both the average and median annualized performance of its Broadridge peer group. Additionally, they further noted that the Fund’s annualized performance for the since inception period ended August 31, 2025 exceeded the performance of the S&P 500 Index, but the Fund’s annualized performance for the 1-year, 3-year, 5-year, and 10-year periods ended August 31, 2025 lagged the performance of the S&P 500 Index.

The Directors considered information provided to them concerning the performance of the Fund in light of recent market events and industry trends, the Manager’s views on the availability of investment opportunities, and other factors affecting the Fund’s performance. The Directors also considered information about developments affecting specific issuers held in the Fund’s portfolio, as well as information about the Fund’s total returns. In considering the performance of the Fund, the Board acknowledged the long-term, focused value-investing strategy employed by the Manager in managing the Fund. The Directors concluded that the Fund’s performance was not unreasonable in light of the condition of markets and other circumstances.

C. Management Fee and Expense Ratio

The Directors considered information about the Fund’s management fee and expense ratio, including information in the third party report comparing the Fund’s contractual management fee, actual management fee (which reflects the undertaking discussed below), and total expense ratio to the contractual management/advisory fees, actual management/advisory fees, and total expense ratios of the Fund’s Broadridge peer group.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management required for the Fund in light of its investment objective, strategies, current holdings and asset size. The Directors also considered information regarding the Manager’s payment of certain expenses for the benefit of the Fund, including shareholder account-level expenses associated with certain omnibus/intermediary accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

The Directors also considered the Manager’s voluntary undertaking to waive a portion of the investment management fee payable to the Manager by the Fund pursuant to the Agreement, and discussed the terms of that undertaking. The Directors concluded that the Fund’s management fee and overall expense ratio were reasonable in light of the services provided by or through the Manager.

D. Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s assets under management, overall expense ratio and performance, as well as the effect of the Manager’s voluntary fee waiver currently in place and the services provided by or through the Manager. The Directors concluded that the Manager’s estimated profitability was not unreasonable.

E. Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the current assets of the Fund. The Directors concluded that, for the Fund, no modification to the Fund’s existing arrangements was warranted based on economies of scale. The Directors also took into account that they can consider any such economies annually.

The Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of any such party, concluded, based on their consideration of the foregoing and their evaluation of all of the information they reviewed, that the renewal of the Agreement was in the best interest of the Fund and its shareholders. The Directors noted that their decision was based on an evaluation of the totality of factors and information presented or available to them, and not on any one factor, report, representation or response.

Approval of Investment Management Agreement – The Fairholme Focused Income Fund

At its meeting on October 23, 2025, the Board of Directors (the “Board” or the “Directors”) of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement (the “Agreement”) between the Company, on behalf of The Fairholme Focused Income Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In determining whether to approve the renewal of the Agreement, the Directors reviewed and considered the factors discussed below, among others, based on their review of the Fund over the course of the year, their requests for information made available to them at and in connection with the meeting relating to such factors, and other information the Directors deemed relevant. The Directors’ review left them satisfied that the Manager had provided responses to the requests for information adequate to allow for an informed decision regarding renewal of the Agreement. Although each individual Director may have attributed different weights to various factors, the Directors did not identify any particular information that was all-important or controlling.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the services performed by the Manager for the Fund pursuant to the Agreement. The Directors reviewed information concerning the nature, extent and quality of investment advisory and operational services provided, or overseen, by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager and the Manager’s current and planned staffing levels. The Directors also considered information describing the Manager’s compliance policies and procedures, including its ongoing reviews of and updates to those policies. They also discussed the Manager’s ongoing reviews of policies designed to address the Fund’s compliance with its investment objective, policies and restrictions, applicable regulatory requirements and potential conflicts of interest relating to the Manager providing services to the Fund and other advisory clients.

The Directors determined that it would not be appropriate to compare services provided by the Manager to the Fund with the services provided by the Manager to its other advisory accounts because such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund, and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund were appropriate and sufficient to support renewal of the Agreement.

B. Investment Performance

The Directors considered information regarding the Fund’s performance and the Manager’s views on such performance. The Directors also considered the holdings of the Fund that had contributed to and detracted from its performance, and the Manager’s views of the investment rationale and outlook for the Fund’s portfolio. They also discussed the Manager’s long-term, focused investment approach.

The Directors considered information about the short- and long-term investment performance of the Fund, including information comparing the Fund’s cumulative and annualized performance with the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Bond Index”), its benchmark, for the 1-year, 3-year, 5-year, 10-year, and since-inception periods ended August 31, 2025. The Directors also reviewed and considered a report from Broadridge comparing the Fund’s annualized performance with the annualized performance of its Broadridge peer group for the 1-year, 3-year, 5-year, 10-year, and since-inception periods ended August 31, 2025. The Directors noted that the Fund’s annualized performance for the 1-year, 3-year, 5-year, 10-year, and since-inception periods ended August 31, 2025 exceeded the performance of the Bloomberg Bond Index and both the average and median annualized performance of its Broadridge peer group.

The Directors considered information provided to them concerning the performance of the Fund in light of recent market events and industry trends, the Manager’s views on the availability of investment opportunities, and other factors affecting the Fund’s performance. The Directors also considered information about developments affecting specific issuers held in the Fund’s portfolio, as well as information about the Fund’s total returns. In considering the performance of the Fund, the Board acknowledged the long-term, focused value-investing strategy employed by the Manager in managing the Fund. The Directors concluded that the Fund’s performance was not unreasonable in light of the condition of markets and other circumstances.

C. Management Fee and Expense Ratio

The Directors considered information about the Fund’s management fee and expense ratio, including information in the third party report comparing the Fund’s contractual management fee, actual management fee (which reflects the undertaking discussed below), and total expense ratio to the contractual management/advisory fees, actual management/advisory fees, and total expense ratios of the Fund’s Broadridge peer group.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management required for the Fund in light of its investment objective, strategies, current holdings and asset size. The Directors also considered information regarding the Manager’s payment of certain expenses for the benefit of the Fund, including shareholder account-level expenses associated with certain omnibus/intermediary accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

The Directors also considered the Manager’s voluntary undertaking to waive a portion of the investment management fee payable to the Manager by the Fund pursuant to the Agreement, and discussed the terms of that undertaking. The Directors concluded that the Fund’s management fee and overall expense ratio were reasonable in light of the services provided by or through the Manager.

D. Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s assets under management, overall expense ratio and performance, as well as the effect of the Manager’s voluntary fee waiver currently in place and the services provided by or through the Manager. The Directors concluded that the Manager’s estimated profitability was not unreasonable.

E. Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the current assets of the Fund. The Directors concluded that, for the Fund, no modification to the Fund’s existing arrangements was warranted based on economies of scale. The Directors also took into account that they can consider any such economies annually.

The Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of any such party, concluded, based on their consideration of the foregoing and their evaluation of all of the information they reviewed, that the renewal of the Agreement was in the best interest of the Fund and its shareholders. The Directors noted that their decision was based on an evaluation of the totality of factors and information presented or available to them, and not on any one factor, report, representation or response.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date February 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date February 3, 2026

By (Signature and Title)*	/s/ Alexander Berkowitz
Alexander Berkowitz, Treasurer
(principal financial officer)

Date February 3, 2026

* Print the name and title of each signing officer under his or her signature.